Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
January 31, 2025

Number of Shares		Value
Common Stocks 89.7%
Broadline Retail 6.8%
292,340	Amazon.com, Inc.	$69,483,371 *(a)
6,345	MercadoLibre, Inc.	12,196,296 *
81,679,667
Capital Markets 1.3%
310,852	Robinhood Markets, Inc. Class A	16,148,761 *
Communications Equipment 3.4%
502,143	Cisco Systems, Inc.	30,429,866
1,493,033	Telefonaktiebolaget LM Ericsson ADR	11,182,817
41,612,683
Consumer Staples Distribution & Retail 0.5%
131,529	Maplebear, Inc.	6,350,220 *
Diversified Telecommunication Services 3.7%
1,883,061	AT&T, Inc.	44,685,037
Electronic Equipment, Instruments & Components 2.0%
177,747	Amphenol Corp. Class A	12,580,933
91,002	Coherent Corp.	8,234,771 *
7,594	Zebra Technologies Corp. Class A	2,976,392 *
23,792,096
Entertainment 7.5%
129,309	Live Nation Entertainment, Inc.	18,708,426 *
152,298	NetEase, Inc. ADR	15,663,849
20,112	Netflix, Inc.	19,644,597 *
145,100	Nintendo Co. Ltd.	9,519,234
111,433	Sea Ltd. ADR	13,571,425 *
24,567	Spotify Technology SA	13,476,228 *
90,583,759
Financial Services 1.8%
9,558	Adyen NV	15,427,731 *(b)
28,409	Fiserv, Inc.	6,137,481 *
21,565,212
Ground Transportation 1.1%
201,748	Uber Technologies, Inc.	13,486,854 *
Health Care Equipment & Supplies 1.8%
67,918	Dexcom, Inc.	5,897,320 *
26,568	Intuitive Surgical, Inc.	15,193,708 *
21,091,028
Hotels, Restaurants & Leisure 3.4%
721,705	DraftKings, Inc. Class A	30,275,525 *(a)
65,270	Expedia Group, Inc.	11,157,906 *
41,433,431
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Insurance 1.8%
56,914	Aon PLC Class A	$21,104,849
Interactive Media & Services 9.8%
186,414	Alphabet, Inc. Class A	38,032,184
108,455	Meta Platforms, Inc. Class A	74,745,017
30,991	Reddit, Inc. Class A	6,184,254 *
		118,961,455
IT Services 4.2%
79,571	GoDaddy, Inc. Class A	16,920,773 *
133,037	International Business Machines Corp.	34,017,561
		50,938,334
Real Estate Management & Development 1.2%
180,104	Zillow Group, Inc. Class C	14,808,151 *
Semiconductors & Semiconductor Equipment 22.8%
127,759	Advanced Micro Devices, Inc.	14,813,656 *
54,536	Analog Devices, Inc.	11,555,633
50,772	Applied Materials, Inc.	9,156,730
14,572	ASM International NV	8,454,433
28,985	ASML Holding NV	21,428,900
138,559	Broadcom, Inc.	30,658,950
175,500	Lam Research Corp.	14,224,275
262,000	MediaTek, Inc.	11,346,441
33,941	Micron Technology, Inc.	3,096,777
300,029	NVIDIA Corp.	36,024,482
72,682	QUALCOMM, Inc.	12,568,898
91,470	Semtech Corp.	6,124,831 *
114,240	SK Hynix, Inc.	15,380,084
280,230	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	58,657,744
122,165	Texas Instruments, Inc.	22,552,881
		276,044,715
Software 12.6%
1,727,273	Arctic Wolf Networks, Inc.	19,506,094 *#(c)(d)
14,943	Crowdstrike Holdings, Inc. Class A	5,948,360 *
62,883	Datadog, Inc. Class A	8,974,033 *
1,456,020	Grammarly, Inc. Class A	22,582,870 *#(c)(d)
73,843	Monday.com Ltd.	18,863,933 *
125,738	Oracle Corp.	21,383,004
67,560	Palo Alto Networks, Inc.	12,459,415 *
42,666	Salesforce, Inc.	14,578,972
507,431	SentinelOne, Inc. Class A	12,152,973 *
14,178	ServiceNow, Inc.	14,438,592 *
13,300	ServiceTitan, Inc. Class A	1,366,841 *
		152,255,087
Specialty Retail 0.5%
154,075	Chewy, Inc. Class A	6,005,844 *
Technology Hardware, Storage & Peripherals 2.0%
115,467	Dell Technologies, Inc. Class C	11,962,381
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals – cont'd
193,656	Western Digital Corp.	$12,612,815 *
		24,575,196
Wireless Telecommunication Services 1.5%
76,816	T-Mobile U.S., Inc.	17,895,824

Total Common Stocks (Cost $930,408,853)		1,085,018,203
Preferred Stocks 8.1%
Entertainment 2.7%
219,568	A24 Films LLC(e)	32,159,730 *#(c)(d)
IT Services 0.1%
1,009,513	Cybereason, Inc., Series F	1,034,448 *#(c)(d)
Software 3.7%
27,042	Celonis SE, Series D	9,999,861 *#(c)(d)
451,510	Grammarly, Inc., Series 3	12,551,978 *#(c)(d)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(c)(d)
		44,551,837
Specialty Retail 1.6%
14,659	Fabletics LLC, Series G	16,860,782 *#(c)(d)
103,937	Savage X, Inc., Series C	3,100,440 *#(c)(d)
		19,961,222
Total Preferred Stocks (Cost $93,493,415)		97,707,237
Principal Amount
Convertible Bonds 0.5%
Software 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $5,000,000)	5,760,000 #(c)(d)(f)
Number of Shares

Short-Term Investments 1.9%
Investment Companies 1.9%
23,173,634	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(g) (Cost $23,173,634)	23,173,634
Total Investments 100.2% (Cost $1,052,075,902)		1,211,659,074
Liabilities Less Other Assets (0.2)%		(1,942,271)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,209,716,803

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $15,427,731, which represents 1.3% of net assets applicable to common stockholders of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $145,556,201, which represents 12.0% of net assets applicable to common stockholders of the Fund.

(e)	Security represented in Units.
(f)	Payment-in-kind (PIK) security.
(g)	Represents 7-day effective yield as of January 31, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $145,556,201, which represents 12.0% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2025
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$32,159,730	2.7%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,506,094	1.6%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	5,760,000	0.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.8%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	1,034,448	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	14,659,000	16,860,782	1.4%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	12,551,978	1.0%
Grammarly, Inc. Class A	12/23/2021	38,165,051	22,582,870	1.9%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	4,999,993	3,100,440	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	1.8%
Total		$155,658,469	$145,556,201	12.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$995,656,486	82.3%
Taiwan	70,004,185	5.8%
Netherlands	45,311,064	3.8%
China	15,663,849	1.3%
Korea	15,380,084	1.3%
Singapore	13,571,425	1.1%
Brazil	12,196,296	1.0%
Sweden	11,182,817	0.9%
Japan	9,519,234	0.8%
Short-Term Investments and Other Liabilities—Net	21,231,363	1.7%
	$1,209,716,803	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At January 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Amazon.com, Inc.	131	$(3,113,608)	$260	2/7/2025	$(15,589)
Amazon.com, Inc.	131	(3,113,608)	260	2/21/2025	(31,047)
					(46,636)
Diversified Telecommunication Services
AT&T, Inc.	1,339	(3,177,447)	24	2/21/2025	(37,492)
Electronic Equipment, Instruments & Components
Amphenol Corp.	421	(2,979,838)	80	2/21/2025	(6,315)
Coherent Corp.	354	(3,203,346)	105	2/21/2025	(96,465)
Coherent Corp.	294	(2,660,406)	135	2/21/2025	(7,350)
					(110,130)
Entertainment
Live Nation Entertainment, Inc.	106	(1,533,608)	155	2/21/2025	(9,540)
Live Nation Entertainment, Inc.	106	(1,533,608)	160	2/21/2025	(3,710)
NetEase, Inc.	295	(3,034,075)	120	2/21/2025	(24,337)
Netflix, Inc.	35	(3,418,660)	975	2/7/2025	(49,525)
Netflix, Inc.	16	(1,562,816)	1,020	2/21/2025	(12,000)
Netflix, Inc.	16	(1,562,816)	1,040	2/21/2025	(6,920)
Spotify Technology SA	121	(6,637,455)	610	2/7/2025	(121,000)
					(227,032)
Ground Transportation
Uber Technologies, Inc.	448	(2,994,880)	80	2/21/2025	(19,488)
Hotels, Restaurants & Leisure
DraftKings, Inc.	1,500	(6,292,500)	46	2/7/2025	(9,000)
DraftKings, Inc.	723	(3,032,985)	50	2/21/2025	(24,582)
					(33,582)
Insurance
Aon PLC	132	(4,894,824)	390	2/21/2025	(13,860)
Interactive Media & Services
Alphabet, Inc.	153	(3,121,506)	225	2/21/2025	(21,114)
Meta Platforms, Inc.	48	(3,308,064)	710	2/7/2025	(19,560)
Meta Platforms, Inc.	98	(6,753,964)	705	2/21/2025	(125,440)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Interactive Media & Services (cont’d)
Meta Platforms, Inc.	46	$(3,170,228)	$750	2/21/2025	$(13,202)
					(179,316)
IT Services
GoDaddy, Inc.	71	(1,509,815)	235	2/21/2025	(14,200)
GoDaddy, Inc.	71	(1,509,815)	240	2/21/2025	(11,538)
International Business Machines Corp.	268	(6,852,760)	247.5	2/21/2025	(296,810)
					(322,548)
Real Estate Management & Development
Zillow Group, Inc.	389	(3,198,358)	90	2/21/2025	(79,745)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	509	(5,901,855)	138	2/7/2025	(21,887)
Advanced Micro Devices, Inc.	255	(2,956,725)	145	2/21/2025	(14,535)
Analog Devices, Inc.	144	(3,051,216)	232.5	2/21/2025	(15,480)
Applied Materials, Inc.	171	(3,083,985)	202.5	2/21/2025	(26,932)
ASML Holding NV	41	(3,031,171)	835	2/7/2025	(1,435)
ASML Holding NV	43	(3,179,033)	790	2/21/2025	(30,960)
Broadcom, Inc.	140	(3,097,780)	245	2/21/2025	(33,810)
Broadcom, Inc.	126	(2,788,002)	265	2/21/2025	(7,497)
Lam Research Corp.	387	(3,136,635)	88	2/7/2025	(4,838)
Lam Research Corp.	395	(3,201,475)	88	2/21/2025	(39,105)
Micron Technology, Inc.	339	(3,093,036)	107	2/21/2025	(14,577)
NVIDIA Corp.	226	(2,713,582)	155	2/7/2025	(3,390)
QUALCOMM, Inc.	176	(3,043,568)	195	2/21/2025	(21,824)
Semtech Corp.	509	(3,408,264)	75	2/21/2025	(66,170)
Taiwan Semiconductor Manufacturing Co. Ltd.	143	(2,993,276)	235	2/7/2025	(2,503)
Taiwan Semiconductor Manufacturing Co. Ltd.	304	(6,363,328)	225	2/21/2025	(88,616)
Texas Instruments, Inc.	162	(2,990,682)	202.5	2/21/2025	(7,695)
Texas Instruments, Inc.	309	(5,704,449)	215	2/21/2025	(2,472)
					(403,726)
Software
Crowdstrike Holdings, Inc.	74	(2,945,718)	460	2/21/2025	(10,434)
Datadog, Inc.	216	(3,082,536)	162.5	2/21/2025	(40,932)
Datadog, Inc.	209	(2,982,639)	170	2/21/2025	(22,676)
Monday.com Ltd.	125	(3,193,250)	290	2/21/2025	(108,125)
Monday.com Ltd.	121	(3,091,066)	310	2/21/2025	(65,945)
Oracle Corp.	180	(3,061,080)	187.5	2/21/2025	(14,400)
Salesforce, Inc.	88	(3,006,960)	380	2/21/2025	(6,512)
SentinelOne, Inc.	1,272	(3,046,440)	26.5	2/21/2025	(25,440)
ServiceNow, Inc.	28	(2,851,464)	1,200	2/7/2025	(1,190)
ServiceNow, Inc.	30	(3,055,140)	1,140	2/21/2025	(7,650)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
ServiceTitan, Inc.	133	$(1,366,841)	$120	2/21/2025	$(10,640)
					(313,944)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.	294	(3,045,840)	123	2/21/2025	(7,791)
Dell Technologies, Inc.	545	(5,646,200)	125	2/21/2025	(14,170)
Western Digital Corp.	456	(2,969,928)	75	2/7/2025	(2,508)
					(24,469)
Total calls					$(1,811,968)
Puts
Broadline Retail
Amazon.com, Inc.	131	(3,113,608)	195	2/21/2025	(7,205)
Capital Markets
Robinhood Markets, Inc.	644	(3,345,580)	39	2/7/2025	(8,050)
Robinhood Markets, Inc.	601	(3,122,195)	37	2/21/2025	(13,823)
					(21,873)
Communications Equipment
Cisco Systems, Inc.	495	(2,999,700)	57.5	2/21/2025	(38,362)
Diversified Telecommunication Services
AT&T, Inc.	1,339	(3,177,447)	21	2/21/2025	(16,068)
Electronic Equipment, Instruments & Components
Coherent Corp.	354	(3,203,346)	65	2/21/2025	(15,930)
Coherent Corp.	590	(5,338,910)	80	2/21/2025	(163,725)
					(179,655)
Entertainment
Netflix, Inc.	35	(3,418,660)	720	2/7/2025	(35)(a)(b)
Spotify Technology SA	60	(3,291,300)	390	2/7/2025	(3,300)
					(3,335)
Ground Transportation
Uber Technologies, Inc.	442	(2,954,770)	57	2/7/2025	(13,260)
Hotels, Restaurants & Leisure
DraftKings, Inc.	750	(3,146,250)	34	2/7/2025	(1,125)
DraftKings, Inc.	723	(3,032,985)	33	2/21/2025	(11,207)
					(12,332)
Interactive Media & Services
Alphabet, Inc.	153	(3,121,506)	172.5	2/21/2025	(6,044)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Interactive Media & Services (cont’d)
Meta Platforms, Inc.	48	$(3,308,064)	$525	2/7/2025	$(672)
Meta Platforms, Inc.	91	(6,271,538)	555	2/21/2025	(5,005)
Pinterest, Inc.	958	(3,157,568)	23	2/7/2025	(5,748)
Pinterest, Inc.	945	(3,114,720)	25	2/21/2025	(19,845)
					(37,314)
IT Services
International Business Machines Corp.	134	(3,426,380)	202.5	2/21/2025	(1,206)
Shopify, Inc.	283	(3,305,440)	80	2/21/2025	(9,339)
Shopify, Inc.	283	(3,305,440)	90	2/21/2025	(27,309)
					(37,854)
Real Estate Management & Development
Zillow Group, Inc.	389	(3,198,358)	65	2/21/2025	(28,202)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	255	(2,956,725)	100	2/7/2025	(14,280)
Applied Materials, Inc.	171	(3,083,985)	150	2/21/2025	(11,372)
ASML Holding NV	41	(3,031,171)	620	2/7/2025	(1,333)
Broadcom, Inc.	140	(3,097,780)	180	2/21/2025	(8,750)
Broadcom, Inc.	126	(2,788,002)	215	2/21/2025	(77,175)
Lam Research Corp.	773	(6,265,165)	65	2/7/2025	(17,779)
Lam Research Corp.	395	(3,201,475)	64	2/21/2025	(4,938)
Monolithic Power Systems, Inc.	44	(2,804,428)	580	2/21/2025	(93,720)
NVIDIA Corp.	436	(5,235,052)	120	2/7/2025	(200,560)
NVIDIA Corp.	200	(2,401,400)	105	2/21/2025	(41,500)
QUALCOMM, Inc.	179	(3,095,447)	145	2/7/2025	(4,028)
Semtech Corp.	509	(3,408,264)	50	2/21/2025	(19,087)
Taiwan Semiconductor Manufacturing Co. Ltd.	287	(6,007,484)	175	2/7/2025	(6,314)
Taiwan Semiconductor Manufacturing Co. Ltd.	152	(3,181,664)	165	2/21/2025	(7,144)
Texas Instruments, Inc.	162	(2,990,682)	172.5	2/21/2025	(21,222)
Texas Instruments, Inc.	154	(2,842,994)	177.5	2/21/2025	(37,037)
					(566,239)
Software
AppLovin Corp.	92	(3,400,228)	210	2/21/2025	(5,060)
AppLovin Corp.	92	(3,400,228)	240	2/21/2025	(11,270)
Datadog, Inc.	209	(2,982,639)	125	2/21/2025	(41,591)
Monday.com Ltd.	121	(3,091,066)	190	2/21/2025	(25,712)
Oracle Corp.	180	(3,061,080)	155	2/21/2025	(14,310)
ServiceNow, Inc.	56	(5,702,928)	920	2/7/2025	(8,540)
					(106,483)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.	272	$(2,817,920)	$99	2/21/2025	$(74,120)
Western Digital Corp.	913	(5,946,369)	56	2/7/2025	(5,478)
					(79,598)
Total puts					$(1,147,780)
Total options written (premium received $2,634,510)					$(2,959,748)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee.
At January 31, 2025, the Fund had securities pledged in the amount of $71,643,560 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Common Stocks
Entertainment	$81,064,525	$9,519,234	$—	$90,583,759
Financial Services	6,137,481	15,427,731	—	21,565,212
Semiconductors & Semiconductor Equipment	240,863,757	35,180,958	—	276,044,715
Software	110,166,123	—	42,088,964	152,255,087
Other Common Stocks#	544,569,430	—	—	544,569,430
Total Common Stocks	982,801,316	60,127,923	42,088,964	1,085,018,203
Preferred Stocks#	—	—	97,707,237	97,707,237
Convertible Bonds#	—	—	5,760,000	5,760,000
Short-Term Investments	—	23,173,634	—	23,173,634
Total Investments	$982,801,316	$83,301,557	$145,556,201	$1,211,659,074

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Common Stocks(1)	$43,053	$—	$—	$(964)	$—	$—	$—	$—	$42,089	$(964)
Preferred Stocks(1)	97,958	—	—	(251)	—	—	—	—	97,707	(251)
Convertible Bonds(1)	5,760	—	—	—	—	—	—	—	5,760	—
Total	$146,771	$—	$—	$(1,215)	$—	$—	$—	$—	$145,556	$(1,215)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$42,088,964	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	10.4x - 12.5x	11.4x	Increase
		Market Approach	Discount Rate	3.9% - 4.0%	4.0%	Decrease
		Market Approach	Term (Years)	1.8 - 2.2	2.0	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	72.1%	Decrease
		Market Approach	Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	65,547,507	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	0.8x - 14.3x	8.9x	Increase
		Market Approach	Discount Rate	0.3% - 4.2%	3.9%	Decrease
		Market Approach	Term (Years)	1.2 - 3.2	2.6	Decrease
		Market Approach	Expected Volatility	55.0% - 65.0%	62.7%	Decrease
		Market Approach	Transaction Price	$1,150.00	$1,150.00	Increase
Convertible Bonds	5,760,000	Income Approach	Credit Yield Spread	4.9%	4.9%	Decrease
Preferred Units	32,159,730	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3 (a)	Total
Options Written
Liabilities	$(2,959,713)	$—	$(35)	$(2,959,748)
Total	$(2,959,713)	$—	$(35)	$(2,959,748)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Other Financial Instruments
Written Option Contracts(1)	$(6)	$—	$44	$(20)	$—	$(18)	$—	$—	$—	$18
Total	$(6)	$—	$44	$(20)	$—	$(18)	$—	$—	$—	$18
(1) At January 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

January 31, 2025
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of January 31, 2025, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$31,939,492	2.6%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.